Business Combinations - Summary of Consideration Paid and Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions		Dec. 31, 2017	[2]	Mar. 01, 2017		Dec. 31, 2016	[2]	Dec. 31, 2015	[2]
Assets
Total investments				$ 512
Cash and cash equivalents				15
Accrued investment income				4
Reinsurance recoverables, net of allowance	[1]			487
Goodwill		$ 269		69	[1]	$ 200		$ 200
Other intangibles	[1],[3]			80
Other assets				6
Separate account assets				4,349
Total assets acquired				5,522
Liabilities
Future policy benefits and claims				696
Long-term debt				95
Other liabilities				181
Separate account liabilities				4,349
Total liabilities assumed				5,321
Total consideration				$ 201

[1]	Included in other assets in the consolidated balance sheets.
[2]	The goodwill balances have not been previously impaired.
[3]	Primarily includes valuation of business acquired.